Intangible Assets Including Goodwill - Future Amortization (Details) $ in Millions	Dec. 31, 2020 USD ($)
Future amortization expense, by year
2021	$ 2,353
2022	2,051
2023	1,546
2024	1,383
2025	1,364
Thereafter	5,099
Capitalized software
Future amortization expense, by year
2021	544
2022	305
2023	114
2024	0
Acquired intangibles
Future amortization expense, by year
2021	1,809
2022	1,746
2023	1,432
2024	1,382
2025	1,364
Thereafter	$ 5,099